Investments in Joint Ventures and Associates (Tables)	12 Months Ended
Dec. 31, 2019
Investments Schedule [Abstract]
Schedule of Permanent Investments in joint Ventures and Associates
The investments in joint ventures and associates as of December 31, 2019 and 2018, were as follows:

	Percentage	December 31,
	of investment	2019		2018
Deer Park Refining Limited	49.99%	Ps.	12,652,599	Ps.	14,731,030
Sierrita Gas Pipeline LLC	35.00%		1,171,593		1,068,995
Frontera Brownsville, LLC.	50.00%		446,202		472,898
Texas Frontera, LLC.	50.00%		199,923		228,564
CH 4 Energía, S. A.	50.00%		192,614		155,878
Administración Portuaria Integral de Dos Bocas, S. A. de C.V.	40.00%		165,370		118,478
Ductos el Peninsular, S. A. P. I. de C. V.	30.00%		—		17,244
Other-net	Various		46,278		48,458

		Ps.	14,874,579	Ps.	16,841,545

Schedule Profit Sharing in Joint Ventures and Associates
Profit (loss) sharing in joint ventures and associates:

	December 31,
	2019		2018		2017
Deer Park Refining Limited	Ps.	(1,438,308)	Ps.	872,885	Ps.	920,409
Sierrita Gas Pipeline LLC		118,959		124,209		129,401
Frontera Brownsville, LLC.		47,719		59,973		66,798
Texas Frontera, LLC.		47,585		55,316		51,412
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.		46,893		54,149		(75,195)
CH4 Energía S.A. de C.V.		36,864		15,395		125,132
PMV Minera, S.A. de C.V. (i)		—		6,863		6,253
Ductos el Peninsular, S. A. P. I. de C. V.		(17,605)		(1,092)		74
Petroquímica Mexicana de Vinilo, S. A. de C. V. (i)		—		352,816		(1,223,640)
Ductos y Energéticos del Norte, S.A. de C.V. (ii)		—		—		360,092
Other, net		—		(13,502)		(296)

Profit sharing in joint ventures and associates, net	Ps.	(1,157,893)	Ps.	1,527,012	Ps.	360,440

(i)
On November 30, 2018, PEMEX received the payment for the sale of its total 44.09% interest in Petroquímica Mexicana de Vinilo, S.A. de C.V. and 44.09% interest in PMV Minera, S.A. de C.V. which were recorded as investments in joint ventures and associates. The sale price was Ps. 3,198,597 and Ps. 53,701, respectively, for a gain of Ps. 689,268 and Ps. 1,646, respectively.

(ii)
On November 16, 2017, PEMEX sold its 50% interest in Ductos y Energéticos del Norte, S. de R.L. de C. V., to Infraestructura Energética Nova, S.A.B. of C.V. for a total of U.S. $ 3,141,710, yielding a gain of Ps. 3,139,103.

Schedule of Condensed Financial Information of Major Investments Recognized Under the Equity Method
The following tables show condensed financial information of major investments recognized under the equity method as of December 31, 2019 and 2018 and for the years ended December 31, 2019, 2018 and 2017:

	Condensed statements of financial position
	Deer Park Refining Limited				Sierrita Gas Pipeline, LLC
	2019		2018		2019		2018
Total assets	Ps.	43,959,482	Ps.	41,119,684	Ps.	3,554,650	Ps.	3,140,289

Total liabilities		18,651,754	Ps.	11,654,678		207,241	Ps.	86,014
Total equity		25,307,728		29,465,006		3,347,409		3,054,275

Total liabilities and equity	Ps.	43,959,482	Ps.	41,119,684	Ps.	3,554,650	Ps.	3,140,289

	Condensed statements of comprehensive income
	Deer Park Refining Limited						Sierrita Gas Pipeline, LLC
	December 31,						December 31,
	2019 (1)		2018		2017		2019		2018		2017
Sales and other income	Ps.	13,560,847	Ps.	17,519,219	Ps.	16,427,064	Ps.	669,579	Ps.	615,150	Ps.	840,414
Costs and expenses		16,437,750		15,773,274		14,586,061		329,695		260,272		470,697

Net result	Ps.	(2,876,903)	Ps.	1,745,945	Ps.	1,841,003	Ps.	339,884	Ps.	354,878	Ps.	369,717

(1)	2019 net loss was due to the major maintenance of the Refinery that produced a decrease in the processing of crude oil in refined products.